Geographic and Significant Customer Information (Details) - Schedule of Customer Concentrations as a Percentage of Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations		[1]	25.00%		30.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations	14.00%			[1]
Customer C [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations				[1]	23.00%

[1]	Lower than 10%